SCHEDULE OF CONTRACTUAL OBLIGATIONS (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade and accrued liabilities, gross	$ 480
Trade and accrued liabilities	480	$ 362
Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Trade and accrued liabilities, gross	480
Trade and accrued liabilities	480
1 - 2 Years [Member]
IfrsStatementLineItems [Line Items]
Trade and accrued liabilities, gross
Trade and accrued liabilities
2 - 5 Years [Member]
IfrsStatementLineItems [Line Items]
Trade and accrued liabilities, gross
Trade and accrued liabilities